Certnys

1-36272

Parasnand Madho
Director
Corporate Actions & Market Watch

13003821

NYSE EURONEXT

Received SEC

JAN 2 [illegible] 2014

Washington, DC 20549

January 21, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Platform Specialty Products Corporation, Common Stock, par value $0.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 21, 2014. Tentative listing date – January 23, 2014.

Sincerely,

[signature]

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

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